PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4 -	PROPERTY AND EQUIPMENT, NET

Composition:

	December 31,
	2 0 1 5	2 0 1 4
Cost:
Office furniture and equipment	100	92
Laboratory equipment	378	306
Computers and auxiliary equipment	396	206
	874	604
Accumulated depreciation	505	413
Property and equipment, net	369	191

Depreciation expenses amounted to $92, $78 and $77 for the years ended December 31, 2015, 2014 and 2013, respectively.